INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY - disposal of subsidiaries (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Nov. 22, 2023
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
Proceeds from sale of investment/subsidiary		$ 6,745	$ 50
Company | Argo Holdings US Inc.
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
Contributed shares value				$ 65,000
Galaxy Power LLC
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
Proceeds from sale of investment/subsidiary	$ 65,000
Loss on sale of subsidiary	(55,000)
Galaxy Power LLC | Company
INVESTMENT IN SUBSIDIARIES AND LOSS ON SALE OF SUBSIDIARY
Investment in subsidiaries	$ 120,000